ACQUISITIONS AND DISPOSALS - Acquisition of Healthingkon Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)
ACQUISITIONS AND DISPOSALS
Goodwill	¥ 575,427	$ 81,047	¥ 575,427	$ 81,047	¥ 581,877	¥ 368,221	$ 57,782
HealthingKon
ACQUISITIONS AND DISPOSALS
Current assets						16,567
Property, plant and equipment, net						1,421
Intangible assets						133,183
Goodwill						368,221
Current liabilities						(44,564)
Deferred tax liabilities						(19,829)
Non-controlling interest						(335,161)
Total						¥ 119,838